Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 9,486	$ 359	$ 28,092	$ 1,042	$ 3,847	$ 2,483
Research and Development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	3,700	189	12,871	539	1,106	372
Selling, General and Administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 5,786	$ 170	$ 15,221	$ 503	$ 2,741	$ 2,111